INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX

Note 20 — Income Taxes

The Company’s income tax expense consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Current Income Tax Expense:
Federal	$—	$—	$—
State and local	10	11	3
Total Current Income Tax Expense	10	11	3
Deferred Income Tax Expense:
Federal	—	—	—
State and local	—	—	—
Total Income Tax Expense	$10	$11	$3

Deferred income taxes are recorded using enacted tax rates based upon differences between financial statement and tax bases of assets and liabilities. The significant components of the Company’s estimated deferred tax assets and liabilities as of December 31,2020 and 2019 are as follows:

	2020	2019
Deferred Tax Assets:
Net operating losses	$7,042	$5,881
Accrued expenses	109
Unearned premiums	466
Contract expense	332	262
Intangible assets	204
Other	406	809
Total deferred tax assets	8,559	6,952
Less: valuation allowance	(8,559)	(6,910)
Net Deferred Tax Assets	—	42
Deferred Tax Liabilities
Fixed assets	—	(42)
Total deferred tax liabilities	—	(42)
Net Deferred Tax Liabilities	—	(42)
Net Deferred Tax Assets/Liabilities	$—	$—

A valuation allowance has been established for all deferred tax assets because the Company has incurred cumulative losses in recent years and the Company has not determined that the net deferred tax assets are more likely than not to be realized. In future periods, if the Company determines it is more likely than not that the deferred tax assets will be realized, the valuation allowance may be reduced and an income tax benefit recorded. The following table presents the change in the deferred tax asset valuation allowance for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
January 1,	$6,910	$3,986	$2,008
Additions – Charged	1,649	2,924	1,731
Deductions – Charged	—	—	—
Other	—	—	247
December 31,	$8,559	$6,910	$3,986

As of December 31, 2020, the Company has Federal net operating loss carryforwards of approximately $29,200, of which $6,400 will expire at various dates from 2031 – 2038 and $22,800 will carryforward indefinitely but can only be used up to 80.00% of taxable income. The Company has state net operating loss carryforwards of approximately $22,100, which will expire at various dates from 2031 — 2038. Certain tax attributes of the net operating loss carryforwards may be subject to an annual limitation as a result of a change of ownership in prior years as defined under Internal Revenue Code Section 382.

The differences between income tax benefit expected at the U.S. federal statutory income tax rates of 21.00% (for 2020 and 2019) and 35.00% (for 2018) and the reported income tax expense are summarized as follows:

	2020	2019	2018
Loss Before Income Tax Expense	$(6,542)	$(12,667)	$(6,557)
Income tax benefit at federal statutory rates	(1,372)	(2,660)	(1,377)
State and local income taxes	(79)	(471)	(238)
Investment remeasurement	—	—	(126)
Valuation allowances	1,649	2,924	1,731
Change in fair value of redeemable convertible preferred stock tranche obligation	(194)	293	57
Other	6	(75)	(44)
Total Income Tax Expense	$10	$11	$3
Effective Tax Rate	(0.15)%	(0.09)%	(0.05)%

Income tax returns are filed in the U.S., including multiple state jurisdictions, and are subject to examination by tax authorities in the jurisdictions where the Company operates. The Company has open tax years from 2018 to 2020. The Company has determined that it does not have any unrecognized tax benefits or obligations as of December 31, 2020 and 2019.

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
INCOME TAX

NOTE 7. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2020 and 2019.

The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$1,166,098	$153,773
Total deferred tax asset	1,166,098	153,773
Valuation allowance	(1,166,098)	(153,773)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31,
	2020	2019
Federal
Current	$340,490	$1,120,521
Deferred	(1,012,325)	(153,773)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,012,325	153,773
Income tax provision	$340,490	$1,120,521

As of December 31, 2020 and 2019, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and 2019, the change in the valuation allowance was $1,012,325 and $153,773, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(31.6)%	3.3%
Income tax provision (benefit)	(10.6)%	24.3%

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions and is subject to examination by the various taxing authorities.